787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

November 20, 2020

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	VALIC Company I Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of VALIC Company I (“VC I”), we hereby transmit for filing with the Securities and Exchange Commission VC I’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by Systematic Core Fund, a series of VC I, of all of the assets and liabilities of Core Equity Fund and Large Cap Core Fund, series of VC I, in exchange for shares of Systematic Core Fund.

Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8037.

Sincerely,

/s/ Stacey P. Ruiz
Stacey P. Ruiz

Enclosures

cc:	Kathleen D. Fuentes, Esq., SunAmerica Asset Management, LLC Christopher J. Tafone, Esq., SunAmerica Asset Management, LLC Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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